UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07489

Oppenheimer International Growth Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Robert G. Zack, Esq.

OppenheimerFunds, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 768-3200

Date of fiscal year end: November 30

Date of reporting period: 11/30/2007

Item 1. Reports to Stockholders.

November 30, 2007

Oppenheimer

Management

International

Commentaries

Growth Fund

and

Annual Report

M A N A G E M E N T

C O M M E N T A R I E S

Market Recap and Outlook

Listing of Top Holdings

A N N U A L

R E P O R T

Fund Performance Discussion

Listing of Investments

Financial Statements

“Successful stock selection helped our results, as did an

underweighting in the financial sector, which suffered in

response to the U.S. subprime mortgage crisis.”

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Holdings

ABB Ltd.

2.4%

William Demant Holding AS

2.0

Capita Group plc

1.9

Yahoo! Japan Corp.

1.8

Companhia Vale do Rio Doce, Sponsored ADR

1.8

Nintendo Co. Ltd.

1.7

Alstom

1.6

Tandberg ASA

1.4

Continental AG

1.4

Anglo Irish Bank Corp.

1.4

Portfolio holdings and allocations are subject to change. Percentages are as of

November 30, 2007, and are based on net assets. For more current Fund holdings,

please visit www.oppenheimerfunds.com.

Top Ten Geographical

Holdings

United Kingdom

15.9%

Japan

15.3

Switzerland

11.5

France

10.6

Germany

6.8

United States

6.3

Australia

5.8

The Netherlands

3.6

Denmark

3.1

Italy

3.1

Portfolio holdings and allocations are subject to change. Percentages are as of

November 30, 2007, and are based on the total market value of investments.

OPPENHEIMER INTERNATIONAL GROWTH FUND

Regional Allocation

●

Europe

62.8%

●

Asia

25.3

●

United States/Canada

6.4

●

Latin America

3.6

●

Middle East/Africa

1.9

Portfolio holdings and allocations are subject to change. Percentages are as of November 30,

2007, and are based on the total market value of investments.

OPPENHEIMER INTERNATIONAL GROWTH FUND

F U N D   PERFORMANCE DISCUSSION

How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the

Fund’s performance during its fiscal year ended November 30, 2007, followed by a graphical comparison of the Fund’s performance to an appropriate broad-based market index.

Management’s Discussion of Fund Performance. The Fund’s Class A shares (without sales charge) performed well, gaining 19.78% during the 12-month reporting period. The

Fund’s benchmark, the MSCI EAFE Index, gained 17.30% during the same time frame.

A number of factors contributed to the Fund’s strong relative showing. After a long cycle of value-stock outperformance, conditions shifted to favor growth-oriented compa-

nies during the reporting period. Successful stock selection helped our results, as did an underweighting in the financial sector, which suffered in response to the U.S. subprime mortgage crisis. Being fully invested—as we regularly are—was beneficial in a favorable environment for international investing. Also, because we do not hedge our currency exposure, the Fund benefited from a weaker U.S. dollar, which boosted returns for U.S.

investors in foreign companies. On the other hand, we would have benefited from more direct exposure to China’s strong-performing stock market and to the materials sector. In hindsight, both factors reduced the Fund’s outperformance relative to the benchmark during the past year.

We continued to follow our same basic management approach, in place since the

Fund’s inception more than 10 years ago. We are long-term-oriented, “growth-theme”

investors. Our focus is on fundamentally solid growth stocks with reasonable valuations and good appreciation prospects over the next three to five years, at least.

Our investments continued to focus on four thematic areas: mass affluence, new technolo-

gies, restructuring and aging. When choosing stocks within these themes, we regularly apply a bottom-up approach. In other words, we select companies one-by-one based on our assess-

ment of their long-term growth potential, as opposed to investing top-down—seeking to own stocks because they happen to belong to particular sectors. As always, turnover was rel-

atively low during the past year, reflecting our comfort with the portfolio’s composition and our long-term investment approach.

One of the Fund’s top contributors to performance over the past year was Hyundai

Heavy Industries Co. Ltd., a South Korean shipbuilder. The company has been greatly helped by high shipping rates, strong global trade and significant customer demand for new ships.

Also performing very well was Leighton Holdings Ltd. This Australian company consists of two businesses—infrastructure construction and mining. On the construction side, Leighton benefited from a favorable business environment and its market-leading position. On the mining side, Leighton was helped by high commodity prices and the strong demand for min-

erals, especially from Asia. Two other metals and mining companies—Companhia Vale do Rio

OPPENHEIMER INTERNATIONAL GROWTH FUND

OPPENHEIMER INTERNATIONAL GROWTH FUND

Doce (CVRD), based in Brazil, and Rio Tinto plc, headquartered in England—gained ground as well. Elsewhere, Japanese videogaming company Nintendo Co. Ltd. also performed well, rising along with strong demand for its two popular gaming consoles, the Wii and DS.

On the negative side, Swedish telecommunications company Telefonaktiebolaget LM

Ericsson was a significant underperformer. Ericsson’s shares sharply fell late in the period after the company warned of much lower third-quarter profits. In the health care sector,

two of our biotechnology stock holdings—NicOx SA and Novogen Ltd., based in France and Australia, respectively, also fell, despite a lack of negative news about the companies during the past year. In the financial sector, which performed poorly as a whole, two of the

Fund’s bank stocks lagged—Mitsubishi UFJ Financial Group, Inc. and Anglo Irish Bank Corp.

Comparing the Fund’s Performance to the Market. The graphs that follow show the per-

formance of a hypothetical $10,000 investment in each class of shares of the Fund held until

November 30, 2007. In the case of Class A, Class B and Class C shares, performance is mea-

sured over a ten fiscal-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is shown measured from inception of the Class on September 7, 2005. The Fund’s performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

The Fund’s performance is compared to the performance of the Morgan Stanley

Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index, which is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. Index performance reflects the rein-

vestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund’s performance reflects the effects of the Fund’s business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the

Fund’s investments are not limited to the investments in the index.

OPPENHEIMER INTERNATIONAL GROWTH FUND

OPPENHEIMER INTERNATIONAL GROWTH FUND

F U N D   PERFORMANCE DISCUSSION

Class A Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:

Oppenheimer International Growth Fund (Class A)

MSCI EAFE Index

$29,000

$25,290

25,000

$24,518

21,000

17,000

13,000

$10,000

9,000

$9,425

0

11/30/97

11/30/98

11/30/99

11/30/00

11/30/01

11/30/02

11/30/03

11/30/04

11/30/05

11/30/06

11/30/07

Average Annual Total Return of Class A Shares with Sales Charge of the Fund at 11/30/07

1-Year   12.89%

5-Year   22.16%

10-Year   9.72%

OPPENHEIMER INTERNATIONAL GROWTH FUND

OPPENHEIMER INTERNATIONAL GROWTH FUND

Class B Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:

Oppenheimer International Growth Fund (Class B)

MSCI EAFE Index

$30,000

26,000

$25,657

$24,518

22,000

18,000

14,000

10,000

$10,000

0

11/30/97

11/30/98

11/30/99

11/30/00

11/30/01

11/30/02

11/30/03

11/30/04

11/30/05

11/30/06

11/30/07

Average Annual Total Return of Class B Shares with Sales Charge of the Fund at 11/30/07

1-Year   13.88%

5-Year   22.47%

10-Year   9.88%

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end,

visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class

A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. See page 17 for further information.

OPPENHEIMER INTERNATIONAL GROWTH FUND

OPPENHEIMER INTERNATIONAL GROWTH FUND

F U N D   PERFORMANCE DISCUSSION

Class C Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:

Oppenheimer International Growth Fund (Class C)

MSCI EAFE Index

$30,000

26,000

$24,886

$24,518

22,000

18,000

14,000

10,000

$10,000

0

11/30/97

11/30/98

11/30/99

11/30/00

11/30/01

11/30/02

11/30/03

11/30/04

11/30/05

11/30/06

11/30/07

Average Annual Total Return of Class C Shares with Sales Charge of the Fund at 11/30/07

1-Year   17.91%

5-Year   22.69%

10-Year   9.55%

OPPENHEIMER INTERNATIONAL GROWTH FUND

OPPENHEIMER INTERNATIONAL GROWTH FUND

Class N Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:

Oppenheimer International Growth Fund (Class N)

MSCI EAFE Index

$23,000

20,000

$19,940

17,000

$17,623

14,000

11,000

$10,000

8,000

5,000

0

3/1/01

11/30/01

11/30/02

11/30/03

11/30/04

11/30/05

11/30/06

11/30/07

Average Annual Total Return of Class N Shares with Sales Charge of the Fund at 11/30/07

1-Year   18.42%

5-Year   23.24%

Since Inception (3/1/01)   8.76%

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end,

visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class

A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. See page 17 for further information.

OPPENHEIMER INTERNATIONAL GROWTH FUND

OPPENHEIMER INTERNATIONAL GROWTH FUND

F U N D   PERFORMANCE DISCUSSION

Class Y Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:

Oppenheimer International Growth Fund (Class Y)

MSCI EAFE Index

$16,000

$15,918

15,000

$15,759

14,000

13,000

12,000

11,000

$10,000

10,000

9,000

0

9/7/05

11/30/05

11/30/06

11/30/07

Average Annual Total Return of Class Y Shares of the Fund at 11/30/07

1-Year   20.32%

5-Year   N/A

Since Inception (9/7/05)

23.17%

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end,

visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class

A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. See page 17 for further information.

OPPENHEIMER INTERNATIONAL GROWTH FUND

OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns shown do not reflect the deduc-

tion of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund’s investment objectives,

risks, and other charges and expenses carefully before

investing. The Fund’s prospectus contains this and other

information about the Fund, and may be obtained by asking

your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the

prospectus carefully before investing.

The Fund's investment strategy and focus can change over time.

The mention of specific fund holdings does not constitute a rec-

ommendation by OppenheimerFunds, Inc.

Class A shares of the Fund were first publicly offered on 3/25/96.

Unless otherwise noted, Class A returns include the maximum ini-

tial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 3/25/96.

Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year).

Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 3/25/96.

Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01.

Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

OPPENHEIMER INTERNATIONAL GROWTH FUND

OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES

Class Y shares of the Fund were first publicly offered on 9/7/05.

Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund’s

Statement of Additional Information.

OPPENHEIMER INTERNATIONAL GROWTH FUND

OPPENHEIMER INTERNATIONAL GROWTH FUND

FUND EXPENSES

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges

(loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees;

and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the

Fund and to compare these costs with the ongoing costs of invest-

ing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended November 30, 2007.

Actual Expenses. The “actual” lines of the table provide infor-

mation about actual account values and actual expenses. You

may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your

account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the “actual” line under the heading entitled

“Expenses Paid During Period” to estimate the expenses you

paid on your account during this period.

Hypothetical Example for Comparison Purposes. The “hypo-

thetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transac-

tional costs, such as front-end or contingent deferred sales charges

(loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions

described in the Statement of Additional Information). Therefore,

OPPENHEIMER INTERNATIONAL GROWTH FUND

OPPENHEIMER INTERNATIONAL GROWTH FUND

FUND EXPENSES

Continued

the “hypothetical” lines of the table are useful in comparing ongo-

ing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning

Ending

Expenses

Account

Account

Paid During

Value

Value

6 Months Ended

6/1/07

11/30/07

November 30, 2007

Class A Actual

$1,000.00

$1,022.00

$

5.95

Class A Hypothetical

1,000.00

1,019.20

5.94

Class B Actual

1,000.00

1,018.00

10.07

Class B Hypothetical

1,000.00

1,015.14

10.05

Class C Actual

1,000.00

1,018.40

9.76

Class C Hypothetical

1,000.00

1,015.44

9.75

Class N Actual

1,000.00

1,020.70

7.58

Class N Hypothetical

1,000.00

1,017.60

7.56

Class Y Actual

1,000.00

1,024.20

3.71

Class Y Hypothetical

1,000.00

1,021.41

3.71

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-

half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended November 30, 2007 are as follows:

Class

Expense Ratios

Class A

1.17%

Class B

1.98

Class C

1.92

Class N

1.49

Class Y

0.73

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements by the Fund’s Manager that can be terminated at any time,

without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

OPPENHEIMER INTERNATIONAL GROWTH FUND

S T A T E M E N T

O F

INVESTMENTS

November 30, 2007

Shares

Value

Shares

Value

Common Stocks—94.9%

Media Continued

Consumer Discretionary—17.6%

Zee Entertainment

Auto Components—1.4%

Enterprises Ltd.

1,763,300

$

12,811,459

Continental AG

302,876

$

39,346,630

93,439,179

Automobiles—3.1%

Bayerische Motoren

Multiline Retail—1.2%

Werke (BMW) AG

315,207

19,178,493

Next plc

608,058

21,752,075

Ducati Motor Holding

Pinault-Printemps-

SpA1

7,223,100

18,343,166

Redoute SA

66,800

11,241,320

Honda Motor Co.

356,646

12,260,271

32,993,395

Porsche Automobil

Holding

8,105

17,963,682

Specialty Retail—2.6%

Toyota Motor Corp.

343,565

19,293,935

Carphone Warehouse

plc (The)

2,630,460

19,793,346

87,039,547

H&M Hennes &

Mauritz AB, Cl. B

403,685

25,206,819

Diversified Consumer Services—0.3%

Industria de Diseno

Dignity plc

593,780

9,662,353

Hotels, Restaurants & Leisure—0.9%

Textil SA

392,540

27,248,488

Carnival Corp.

344,960

15,564,595

72,248,653

William Hill plc

802,942

8,542,814

Textiles, Apparel & Luxury Goods—2.7%

24,107,409

Burberry Group plc

1,027,879

12,151,119

Compagnie Financiere

Household Durables—2.1%

Daito Trust Construction

Richemont AG,

A Shares

210,036

14,409,781

Co. Ltd.

315,387

15,152,146

Luxottica Group

Groupe SEB SA

119,841

21,461,103

SpA

592,050

19,747,992

Sony Corp.

437,645

23,671,390

LVMH Moet Hennessey

Louis Vuitton2

60,284,639

119,420

14,490,081

Swatch Group AG

(The), Cl. B

56,113

15,626,802

Media—3.3%

British Sky Broadcasting

76,425,775

Group plc

782,368

10,053,043

Gestevision

Consumer Staples—5.2%

Telecinco SA

126,670

3,410,897

Beverages—1.7%

Grupo Televisa SA,

Sponsored GDR

C&C Group plc

2,098,681

11,267,880

581,440

14,053,405

Foster’s Group Ltd.

672,826

3,743,501

Mediaset SpA

2,796,425

27,307,639

Heineken NV

181,595

11,871,470

Publishing &

Broadcasting Ltd.

Pernod-Ricard SA

93,676

20,741,515

250,513

4,601,806

Societe Television

47,624,366

Francaise 1

172,056

4,757,309

Vivendi SA

358,077

16,443,621

OPPENHEIMER INTERNATIONAL GROWTH FUND

S T A T E M E N T

O F

INVESTMENTS

Continued

Shares

Value

Shares

Value

Food & Staples Retailing—0.7%

Commercial Banks Continued

William Morrison

ICICI Bank Ltd.,

Supermarkets plc

1,066,829

$

6,766,380

Sponsored ADR

524,890

$

31,761,094

Woolworths Ltd.

404,387

12,170,871

Joyo Bank Ltd. (The)

1,700,600

10,242,709

18,937,251

Mitsubishi UFJ

Financial Group, Inc.

2,414,228

23,661,020

Food Products—2.1%

Royal Bank of

Barry Callebaut AG1

41,169

32,079,504

Scotland Group plc

Cadbury Schweppes plc

637,996

8,171,700

(The)

2,098,967

19,807,275

Koninklijke Numico NV

97,479

7,750,689

Societe Generale,

Nestle SA

22,618

10,808,794

Cl. A

109,213

16,725,305

58,810,687

UniCredito Italiano

SpA3

1,058,785

8,968,165

Personal Products—0.7%

UniCredito Italiano

SpA3

549,695

4,614,349

163,477,717

L’Oreal SA

145,033

20,141,881

Energy—4.1%

Energy Equipment & Services—1.3%

Technip SA

Insurance—2.1%

453,892

37,005,927

Allianz SE

68,850

14,239,375

Oil, Gas & Consumable Fuels—2.8%

AMP Ltd.

BG Group plc

1,237,527

25,900,545

1,146,713

10,268,981

Prudential plc

663,578

9,263,352

QBE Insurance

BP plc, ADR

212,095

15,427,790

Total SA

304,504

24,603,549

Group Ltd.

827,000

23,926,619

Tsakos Energy

Navigation Ltd.

333,950

12,055,595

57,698,327

77,987,479

Real Estate Management & Development—2.1%

DIC Asset AG

565,294

17,102,304

Financials—14.3%

Solidere, GDR3

74,732

1,629,158

Capital Markets—3.4%

Solidere, GDR3,4

785,925

17,133,165

3i Group plc

593,348

13,272,258

Sumitomo Realty &

Collins Stewart plc

5,400,173

19,207,030

Development Co. Ltd.

771,700

23,449,556

Credit Suisse Group

153,452

9,188,529

59,314,183

Mediobanca SpA

353,130

7,950,656

Tullett Prebon plc

3,231,722

31,526,564

Thrifts & Mortgage Finance—0.9%

UBS AG

282,949

14,214,054

Housing Development

Finance Corp. Ltd.

281,100

19,792,831

95,359,091

Paragon Group

Cos. plc

2,063,430

5,949,754

25,742,585

Commercial Banks—5.8%

Anglo Irish

Bank Corp.

2,195,021

38,213,371

Commerzbank AG

242,375

9,484,429

OPPENHEIMER INTERNATIONAL GROWTH FUND

Shares

Value

Shares

Value

Health Care—13.2%

Life Sciences Tools & Services Continued

Biotechnology—3.3%

Art Advanced

Inc., Series 11,6

3,124,013

CSL Ltd.

584,300

$

17,993,784

Research Technologies,

$

468,625

Marshall Edwards,

Inc.1,5

1,717,263

4,739,646

Art Advanced

Marshall Edwards,

Research

Technologies,

Inc.1,4

1,565,438

4,320,609

Inc., Series 21,6

976,420

146,470

NeuroSearch AS1

438,028

28,785,691

BTG plc1

2,217,651

4,718,891

6,789,228

NicOx SA1

1,731,521

32,981,352

Santhera

Pharmaceuticals1

50,423

3,517,211

Pharmaceuticals—2.4%

92,338,293

Astellas Pharma, Inc.

111,005

4,935,110

Health Care Equipment & Supplies—6.5%

GlaxoSmithKline plc

145,181

3,832,125

Essilor

H. Lundbeck AS

99,095

2,833,224

International SA

193,196

12,105,310

Novogen Ltd.1,6

6,618,140

8,096,387

Nobel Biocare

Oxagen Ltd.5

214,287

19,283

Holding AG

51,834

14,661,789

Roche Holding AG

81,065

15,424,933

Smith & Nephew plc

1,163,370

13,908,299

Sanofi-Aventis SA

154,367

14,681,294

Sonova Holding AG

231,295

24,711,222

Shionogi & Co. Ltd.

368,200

7,153,488

Straumann Holding

Takeda Pharmaceutical

AG

48,556

13,719,412

Co. Ltd.

166,850

10,782,028

Synthes, Inc.

264,178

33,006,213

67,757,872

Terumo Corp.

300,680

15,207,862

William Demant

Industrials—17.5%

Holding AS1

627,305

56,253,253

Aerospace & Defense—0.9%

183,573,360

Empresa Brasileira

de Aeronautica SA

2,370,446

25,916,629

Health Care Providers & Services—0.7%

Commercial Services & Supplies—3.0%

Sonic Healthcare Ltd.

1,332,100

19,681,918

Capita Group plc

3,535,871

53,939,479

Health Care Technology—0.1%

Experian Group Ltd.

956,925

8,361,290

Ortivus AB, Cl. B1,6

1,638,150

1,704,817

Prosegur Compania

Life Sciences Tools & Services—0.2%

de Seguridad SA

475,924

17,489,885

Art Advanced

Randstad Holding NV

58,553

2,777,959

Research

Technologies, Inc.1,4,6

6,078,506

911,821

82,568,613

Art Advanced

Research

Construction & Engineering—2.4%

Technologies, Inc.1,6

1,721,500

258,238

Koninklijke Boskalis

Westminster NV

Art Advanced

404,278

24,284,478

Research

Leighton

Holdings Ltd.

663,890

35,747,700

Technologies, Inc.1,5,6

1,901,125

285,183

OPPENHEIMER INTERNATIONAL GROWTH FUND

S T A T E M E N T

O F

INVESTMENTS

Continued

Shares

Value

Shares

Value

Construction & Engineering Continued

Computers & Peripherals—0.8%

Vinci SA

97,288

$

7,702,686

Logitech

67,734,864

International SA1

686,141

$

23,336,852

Electronic Equipment & Instruments—3.9%

Electrical Equipment—5.0%

Hoya Corp.

774,675

26,911,268

ABB Ltd.

2,285,861

66,968,229

Keyence Corp.

97,174

22,612,354

Alstom

196,070

43,935,399

Nidec Corp.

437,485

32,905,926

Ceres Power

Nippon Electric

Holdings plc1

2,558,260

15,147,592

Glass Co. Ltd.

403,475

6,772,740

Ushio, Inc.

644,550

13,975,298

Omron Corp.

336,018

8,791,220

140,026,518

Phoenix Mecano AG

27,811

12,891,947

110,885,455

Industrial Conglomerates—1.2%

Koninklijke (Royal)

Internet Software & Services—2.1%

Philips Electronics NV

226,810

9,438,310

United Internet AG

373,308

8,643,136

Siemens AG

164,855

25,045,998

Yahoo! Japan Corp.

106,081

50,885,275

34,484,308

59,528,411

Machinery—3.9%

IT Services—0.6%

Aalberts

Infosys

Industries NV

1,697,484

35,586,198

Technologies Ltd.

436,578

17,655,930

Demag Cranes AG

432,587

19,687,149

Office Electronics—0.7%

Hyundai Heavy

Canon, Inc.

384,460

20,244,876

Industries Co. Ltd.

72,996

37,517,697

Semiconductors & Semiconductor Equipment—0.4%

Takeuchi Mfg. Co. Ltd.

385,329

17,550,234

ASM International NV

425,995

9,946,983

110,341,278

Software—3.9%

Autonomy Corp. plc1

1,516,863

24,901,626

Trading Companies & Distributors—1.1%

Compugroup

Bunzl plc

1,683,966

24,788,644

Holding AG1

385,343

7,751,395

Wolseley plc

463,630

6,619,881

Enix Corp.

203,620

6,450,456

31,408,525

Nintendo Co. Ltd.

76,425

46,978,760

Sage Group plc (The)

1,797,290

7,972,149

Information Technology—15.7%

SAP AG

282,362

14,406,480

Communications Equipment—3.3%

108,460,866

Nokia Oyj

349,625

13,766,317

Tandberg ASA

1,809,505

40,613,552

Materials—5.9%

Telefonaktiebolaget

Chemicals—1.8%

LM Ericsson,

Filtrona plc

1,398,852

6,406,132

B Shares

15,161,930

37,015,330

Nufarm Ltd.

1,638,810

24,469,848

91,395,199

Sika AG

6,646

12,375,978

Syngenta AG

27,574

6,823,669

50,075,627

OPPENHEIMER INTERNATIONAL GROWTH FUND

Shares

Value

Shares

Value

Metals & Mining—4.1%

Investment Company—4.3%

Companhia Vale

Oppenheimer Institutional

do Rio Doce,

Money Market Fund,

Sponsored ADR

1,714,400

$

49,597,592

Cl. E, 4.98%6,7

Impala Platinum

(Cost $121,737,734)

121,737,734

$

121,737,734

Holdings Ltd.

971,820

33,720,808

Rio Tinto plc

276,832

32,099,763

Total Investments, at Value

(excluding Investments

115,418,163

Purchased with Cash

Collateral from

Telecommunication Services—1.1%

Securities Loaned)

Wireless Telecommunication Services—1.1%

(Cost $1,799,672,652)

2,809,740,566

KDDI Corp.

1,744

12,376,311

Vodafone Group plc

4,541,125

17,010,546

Principal

Amount

29,386,857

Investments Purchased with Cash Collateral

from Securities Loaned—0.6%8

Utilities—0.3%

Undivided interest of 0.26% in joint repurchase

Electric Utilities—0.3%

agreement (Principal Amount/Value $6,000,000,000,

Fortum Oyj

218,480

9,390,597

with a maturity value of $6,002,310,000) with Bank

of America NA, 4.62%, dated 11/30/07, to be

Total Common Stocks

repurchased at $15,309,437 on 12/3/07,

(Cost $1,660,167,930)

2,667,699,113

collateralized by U.S. Agency

Mortgages, 4.50%-7%,

Preferred Stocks—0.7%

9/1/19-2/1/36, with a

Ceres Group, Inc.:

value of $6,120,000,000

Cv., Series C1,5,6

600,000

3,900,000

(Cost $15,303,545)

$15,303,545

15,303,545

Cv., Series C-11,5,6

64,547

419,556

Cv., Series D1,5,6

459,800

2,988,700

Total Investments,

Cv., Series F1,5,6

1,900,000

12,350,000

at Value

(Cost $1,814,976,197)

100.5%

2,825,044,111

Total Preferred

Stocks

(Cost $17,766,988)

19,658,256

Liabilities in Excess

of Other Assets

(0.5)

(15,136,168)

Units

Net Assets

100.0%

$2,809,907,943

Rights, Warrants and Certificates—0.0%

Ceres Group, Inc., Cv.,

Series F Wts.,

Exp. 9/6/151,5,6

380,000

—

Marshall Edwards,

Inc. Wts.:

Exp. 7/11/101

355,403

322,423

Exp. 8/6/121

55,000

323,040

Total Rights, Warrants and Certificates

(Cost $0)

645,463

OPPENHEIMER INTERNATIONAL GROWTH FUND

S T A T E M E N T

O F

INVESTMENTS

Continued

Footnotes to Statement of Investments

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 7 of accompanying Notes.

3. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

These securities amount to $22,365,595 or 0.80% of the Fund’s net assets as of November 30, 2007.

5. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of November 30, 2007 was

$24,702,368, which represents 0.88% of the Fund’s net assets, of which $12,352,368 is considered restricted. See Note 6 of accompanying Notes.

6. Is or was an affiliate, as defined in the Investment CompanyAct of 1940, at or during the period ended November 30, 2007,

by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor.Transactions during the period in which the issuer was an affiliate are as follows:

Shares

Gross

Gross

Shares

November 30, 2006

Additions

Reductions

November 30, 2007

Art Advanced Research Technologies, Inc.

1,901,125

—

—

1,901,125

Art Advanced Research Technologies, Inc.

—

6,078,506

—

6,078,506

Art Advanced Research Technologies, Inc.

1,721,500

—

—

1,721,500

Art Advanced Research Technologies, Inc., Series 1*

3,124,013

—

—

3,124,013

Art Advanced Research Technologies, Inc., Series 2

976,420

—

—

976,420

Ceres Group, Inc., Cv., Series C-1

64,547

—

—

64,547

Ceres Group, Inc., Cv., Series C

600,000

—

—

600,000

Ceres Group, Inc., Cv., Series D

459,800

—

—

459,800

Ceres Group, Inc., Cv., Series F

—

1,900,000

—

1,900,000

Ceres Group, Inc., Cv., Series F Wts., Exp. 9/6/15

—

380,000

—

380,000

Novogen Ltd.

6,618,140

—

—

6,618,140

Oppenheimer Institutional Money Market Fund, Cl. E

10,652,417

613,961,012

502,875,695

121,737,734

Ortivus AB, Cl. B

1,638,150

—

—

1,638,150

Dividend

Value

Income

Art Advanced Research Technologies, Inc.

$       285,183

$

—

Art Advanced Research Technologies, Inc.

911,821

—

Art Advanced Research Technologies, Inc.

258,238

—

Art Advanced Research Technologies, Inc., Series 1*

468,625

—

Art Advanced Research Technologies, Inc., Series 2

146,470

—

Ceres Group, Inc., Cv., Series C-1

419,556

—

Ceres Group, Inc., Cv., Series C

3,900,000

—

Ceres Group, Inc., Cv., Series D

2,988,700

—

Ceres Group, Inc., Cv., Series F

12,350,000

—

Ceres Group, Inc., Cv., Series F Wts., Exp. 9/6/15

—

—

Novogen Ltd.

8,096,387

—

Oppenheimer Institutional Money Market Fund, Cl. E

121,737,734

4,723,660

Ortivus AB, Cl. B

1,704,817

—

$153,267,531

$4,723,660

* The security had a name change from Art Advanced Technologies, Inc., Preference.

7. Rate shown is the 7-day yield as of November 30, 2007.

8. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 7 of accompanying Notes.

OPPENHEIMER INTERNATIONAL GROWTH FUND

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings

Value

Percent

United Kingdom

$

448,611,808

15.9%

Japan

432,264,233

15.3

Switzerland

323,764,919

11.5

France

299,017,652

10.6

Germany

192,849,071

6.8

United States

177,649,239

6.3

Australia

165,022,024

5.8

The Netherlands

101,656,087

3.6

Denmark

87,872,168

3.1

Italy

86,931,967

3.1

India

82,021,314

2.9

Brazil

75,514,221

2.7

Sweden

63,926,966

2.3

Ireland

49,481,251

1.7

Spain

48,149,270

1.7

Norway

40,613,552

1.4

Korea, Republic of South

37,517,697

1.3

South Africa

33,720,808

1.2

Finland

23,156,914

0.8

Lebanon

18,762,323

0.7

Mexico

14,053,405

0.5

Bermuda

12,055,595

0.4

Jersey, Channel Islands

8,361,290

0.3

Canada

2,070,337

0.1

Total

$2,825,044,111

100.0%

See accompanying Notes to Financial Statements.

OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT

OF

ASSETS AND LIABILITIES

November 30, 2007

Assets

Investments, at value—see accompanying statement of investments:

Unaffiliated companies (cost $1,639,846,626)

$

2,671,776,580

Affiliated companies (cost $175,129,571)

153,267,531

2,825,044,111

Cash

2,528,210

Unrealized appreciation on foreign currency contracts

7,806

Receivables and other assets:

Shares of beneficial interest sold

85,745,961

Dividends

4,192,579

Investments sold

129,712

Other

215,667

Total assets

2,917,864,046

Liabilities

Return of collateral for securities loaned

15,303,545

Unrealized depreciation on foreign currency contracts

21,385

Payables and other liabilities:

Shares of beneficial interest redeemed

83,857,044

Investments purchased

7,144,202

Distribution and service plan fees

800,271

Transfer and shareholder servicing agent fees

358,486

Trustees’ compensation

258,107

Shareholder communications

120,561

Other

92,502

Total liabilities

107,956,103

Net Assets

$2,809,907,943

Composition of Net Assets

Paid-in capital

$

2,040,590,288

Accumulated net investment loss

(277,080)

Accumulated net realized loss on investments and foreign currency transactions

(240,588,537)

Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies

1,010,183,272

Net Assets

$2,809,907,943

OPPENHEIMER INTERNATIONAL GROWTH FUND

Net Asset Value Per Share

Class A Shares:

Net asset value and redemption price per share (based on net assets of $1,399,781,618 and

43,563,916 shares of beneficial interest outstanding)

$32.13

Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)

$34.09

Class B Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge)

and offering price per share (based on net assets of $164,175,424 and 5,376,458 shares of beneficial interest outstanding)

$30.54

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge)

and offering price per share (based on net assets of $292,598,415 and 9,587,183 shares of beneficial interest outstanding)

$30.52

Class N Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge)

and offering price per share (based on net assets of $76,908,518 and 2,432,553 shares of beneficial interest outstanding)

$31.62

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of

$876,443,968 and 27,284,441 shares of beneficial interest outstanding)

$32.12

See accompanying Notes to Financial Statements.

OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT

OF

OPERATIONS

For the Year Ended November 30, 2007

Investment Income

Dividends:

Unaffiliated companies (net of foreign withholding taxes of $1,032,390)

$

41,960,937

Affiliated companies

4,723,660

Portfolio lending fees

1,467,269

Interest

99,662

Other income

30,314

Total investment income

48,281,842

Expenses

Management fees

16,748,057

Distribution and service plan fees:

Class A

3,267,050

Class B

1,673,830

Class C

2,616,391

Class N

330,629

Transfer and shareholder servicing agent fees:

Class A

2,715,949

Class B

359,338

Class C

491,014

Class N

185,737

Class Y

11,206

Shareholder communications:

Class A

157,097

Class B

55,273

Class C

37,775

Class N

5,424

Custodian fees and expenses

352,321

Trustees’ compensation

115,278

Other

88,539

Total expenses

29,210,908

Less reduction to custodian expenses

(1,416)

Less waivers and reimbursements of expenses

(89,368)

Net expenses

29,120,124

Net Investment Income

19,161,718

OPPENHEIMER INTERNATIONAL GROWTH FUND

Realized and Unrealized Gain

Net realized gain on:

Investments from unaffiliated companies

$

47,039,051

Foreign currency transactions

7,414,080

Net realized gain

54,453,131

Net change in unrealized appreciation on:

Investments from unaffiliated companies

208,950,464

Translation of assets and liabilities denominated in foreign currencies

103,981,680

Net change in unrealized appreciation

312,932,144

Net Increase in Net Assets Resulting from Operations

$386,546,993

See accompanying Notes to Financial Statements.

31

OPPENHEIMER INTERNATIONAL GROWTH FUND

OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENTS OF  CHANGES IN NET ASSETS

Year Ended November 30,

2007

2006

Operations

Net investment income

$

19,161,718

$

3,957,905

Net realized gain

54,453,131

17,973,587

Net change in unrealized appreciation

312,932,144

365,553,552

Net increase in net assets resulting from operations

386,546,993

387,485,044

Dividends and/or Distributions to Shareholders

Dividends from net investment income:

Class A

(8,785,786)

(5,755,892)

Class B

—

—

Class C

(392,748)

(90,780)

Class N

(279,118)

(180,972)

Class Y

(4,345,983)

(125,384)

(13,803,635)

(6,153,028)

Beneficial Interest Transactions

Net increase (decrease) in net assets resulting from

beneficial interest transactions:

Class A

58,664,626

81,182,535

Class B

(32,053,960)

(36,542,935)

Class C

29,164,041

11,827,417

Class N

11,076,275

6,042,568

Class Y

557,558,803

218,286,911

624,409,785

280,796,496

Net Assets

Total increase

997,153,143

662,128,512

Beginning of period

1,812,754,800

1,150,626,288

End of period (including accumulated net investment loss

of $277,080 and $8,621,389, respectively)

$2,809,907,943

$1,812,754,800

See accompanying Notes to Financial Statements.

OPPENHEIMER INTERNATIONAL GROWTH FUND

OPPENHEIMER INTERNATIONAL GROWTH FUND

F I N A N C I A L

HIGHLIGHTS

Class A

Year Ended November 30,

2007

2006

2005

2004

2003

Per Share Operating Data

Net asset value, beginning of period

$ 27.03

$ 20.70

$ 18.19

$ 15.72

$ 11.63

Income (loss) from investment operations:

Net investment income

.271

.101

.101

.041

.01

Net realized and unrealized gain

5.04

6.38

2.53

2.63

4.19

Total from investment operations

5.31

6.48

2.63

2.67

4.20

Dividends and/or distributions to shareholders:

Dividends from net investment income

(.21)

(.15)

(.12)

(.20)

(.11)

Net asset value, end of period

$32.13

$27.03

$20.70

$18.19

$15.72

Total Return, at Net Asset Value2

19.78%

31.49%

14.51%

17.18%

36.55%

Ratios/Supplemental Data

Net assets, end of period (in thousands)

$1,399,782

$1,115,664

$787,600

$686,313

$528,363

Average net assets (in thousands)

$1,352,329

$

924,048

$717,536

$598,265

$390,315

Ratios to average net assets:3

Net investment income

0.88%

0.40%

0.52%

0.22%

0.18%

Total expenses

1.20%4

1.28%4

1.49%

1.61%

1.88%

Expenses after waivers, payments and/or

reimbursements and reduction to

custodian expenses

1.20%

1.28%

1.41%

1.43%

1.42%

Portfolio turnover rate

8%

12%

26%

37%

61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period,with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended November 30, 2007

1.20%

Year Ended November 30, 2006

1.28%

See accompanying Notes to Financial Statements.

OPPENHEIMER INTERNATIONAL GROWTH FUND

OPPENHEIMER INTERNATIONAL GROWTH FUND

F I N A N C I A L

HIGHLIGHTS

Continued

Class B

Year Ended November 30,

2007

2006

2005

2004

2003

Per Share Operating Data

Net asset value, beginning of period

$ 25.69

$ 19.69

$ 17.33

$ 15.00

$ 11.10

Income (loss) from investment operations:

Net investment income (loss)

.021

(.08)1

(.05)1

(.09)1

(.13)

Net realized and unrealized gain

4.83

6.08

2.41

2.51

4.06

Total from investment operations

4.85

6.00

2.36

2.42

3.93

Dividends and/or distributions to shareholders:

Dividends from net investment income

—

—

—

(.09)

(.03)

Net asset value, end of period

$30.54

$25.69

$19.69

$17.33

$15.00

Total Return, at Net Asset Value2

18.88%

30.47%

13.62%

16.25%

35.49%

Ratios/Supplemental Data

Net assets, end of period (in thousands)

$164,175

$167,383

$160,347

$166,973

$174,959

Average net assets (in thousands)

$167,676

$165,575

$162,953

$167,441

$148,838

Ratios to average net assets:3

Net investment income (loss)

0.07%

(0.37)%

(0.25)%

(0.57)%

(0.55)%

Total expenses

1.99%4

2.07%4

2.19%

2.24%

2.48%

Expenses after waivers, payments and/or

reimbursements and reduction to

custodian expenses

1.99%

2.07%

2.19%

2.21%

2.19%

Portfolio turnover rate

8%

12%

26%

37%

61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period,with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended November 30, 2007

1.99%

Year Ended November 30, 2006

2.07%

See accompanying Notes to Financial Statements.

OPPENHEIMER INTERNATIONAL GROWTH FUND

Class C

Year Ended November 30,

2007

2006

2005

2004

2003

Per Share Operating Data

Net asset value, beginning of period

$ 25.71

$ 19.71

$ 17.34

$ 15.01

$ 11.12

Income (loss) from investment operations:

Net investment income (loss)

.041

(.08)1

(.04)1

(.08)1

(.08)

Net realized and unrealized gain

4.82

6.09

2.41

2.52

4.01

Total from investment operations

4.86

6.01

2.37

2.44

3.93

Dividends and/or distributions to shareholders:

Dividends from net investment income

(.05)

(.01)

—

(.11)

(.04)

Net asset value, end of period

$30.52

$25.71

$19.71

$17.34

$15.01

Total Return, at Net Asset Value2

18.91%

30.51%

13.67%

16.34%

35.44%

Ratios/Supplemental Data

Net assets, end of period (in thousands)

$292,598

$220,735

$158,968

$144,529

$116,659

Average net assets (in thousands)

$262,038

$188,347

$151,790

$131,125

$  90,532

Ratios to average net assets:3

Net investment income (loss)

0.13%

(0.34)%

(0.20)%

(0.52)%

(0.59)%

Total expenses

1.94%4

2.03%4

2.13%

2.16%

2.38%

Expenses after waivers, payments and/or

reimbursements and reduction to

custodian expenses

1.94%

2.03%

2.13%

2.16%

2.22%

Portfolio turnover rate

8%

12%

26%

37%

61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period,with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended November 30, 2007

1.94%

Year Ended November 30, 2006

2.03%

See accompanying Notes to Financial Statements.

OPPENHEIMER INTERNATIONAL GROWTH FUND

F I N A N C I A L

HIGHLIGHTS

Continued

Class N

Year Ended November 30,

2007

2006

2005

2004

2003

Per Share Operating Data

Net asset value, beginning of period

$ 26.61

$ 20.40

$ 17.94

$ 15.51

$ 11.55

Income (loss) from investment operations:

Net investment income (loss)

.161

.011

.051

—1,2

.02

Net realized and unrealized gain

4.99

6.30

2.49

2.60

4.08

Total from investment operations

5.15

6.31

2.54

2.60

4.10

Dividends and/or distributions to shareholders:

Dividends from net investment income

(.14)

(.10)

(.08)

(.17)

(.14)

Net asset value, end of period

$31.62

$26.61

$20.40

$17.94

$15.51

Total Return, at Net Asset Value3

19.42%

31.05%

14.19%

16.94%

36.01%

Ratios/Supplemental Data

Net assets, end of period (in thousands)

$76,909

$54,908

$36,980

$32,631

$21,180

Average net assets (in thousands)

$66,468

$44,538

$33,383

$26,738

$14,722

Ratios to average net assets:4

Net investment income (loss)

0.55%

0.06%

0.26%

(0.02)%

(0.16)%

Total expenses

1.53%5

1.64%5

1.77%

1.77%

1.90%

Expenses after waivers, payments and/or

reimbursements and reduction to

custodian expenses

1.53%

1.62%

1.67%

1.66%

1.73%

Portfolio turnover rate

8%

12%

26%

37%

61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period,with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended November 30, 2007

1.53%

Year Ended November 30, 2006

1.64%

See accompanying Notes to Financial Statements.

OPPENHEIMER INTERNATIONAL GROWTH FUND

Class Y

Year Ended November 30,

2007

2006

20051

Per Share Operating Data

Net asset value, beginning of period

$ 27.07

$ 20.74

$ 20.71

Income (loss) from investment operations:

Net investment income2

.40

.25

.05

Net realized and unrealized gain (loss)

5.04

6.34

(.02)

Total from investment operations

5.44

6.59

.03

Dividends and/or distributions to shareholders:

Dividends from net investment income

(.39)

(.26)

—

Net asset value, end of period

$32.12

$27.07

$20.74

Total Return, at Net Asset Value3

20.32%

32.11%

0.15%

Ratios/Supplemental Data

Net assets, end of period (in thousands)

$876,444

$254,065

$6,731

Average net assets (in thousands)

$479,060

$142,489

$2,071

Ratios to average net assets:4

Net investment income

1.33%

1.03%

0.98%

Total expenses

0.74%5,6

0.77%5,6

0.85%6

Portfolio turnover rate

8%

12%

26%

1. For the period from September 7, 2005 (inception of offering) to November 30, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period,with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended November 30, 2007

0.74%

Year Ended November 30, 2006

0.77%

6. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES  TO  FINANCIAL STATEMENTS

1. Significant Accounting Policies

Oppenheimer International Growth Fund (the Fund) is registered under the Investment

Company Act of 1940, as amended, as an open-end management investment company.

The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investment advisor is OppenheimerFunds, Inc. (the Manager).

The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge.

Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-

end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone.

Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate dis-

tribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The

Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee,

which is retained by the Fund, is accounted for as an addition to paid-in capital.

The following is a summary of significant accounting policies consistently followed by the Fund.

Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund’s assets are valued. Securities traded on NASDAQ® are valued based on the closing price pro-

vided by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing “bid” and “asked” prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-

backed securities will be valued at the mean between the “bid” and “asked” prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement

38

OPPENHEIMER INTERNATIONAL GROWTH FUND

OPPENHEIMER INTERNATIONAL GROWTH FUND

price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the

Fund’s assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securi-

ties) for which market quotations are not readily available are valued at their fair value.

Foreign and domestic securities whose values have been materially affected by what the

Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in registered investment companies that are not traded on an exchange are valued at that fund's net asset value. Short-term “money market type” debt securities with remaining maturities of sixty days or less are valued at amortized cost

(which approximates market value).

Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the

Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dol-

lars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), nor-

mally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio secu-

rities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, result-

ing from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is sepa-

rately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the

Fund’s Statement of Operations.

39

OPPENHEIMER INTERNATIONAL GROWTH FUND

OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES  TO  FINANCIAL STATEMENTS

Continued

1. Significant Accounting Policies Continued

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permit-

ted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money

Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class.

Operating expenses directly attributable to a specific class are charged against the opera-

tions of that class.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue

Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to off-

set against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Net Unrealized

Appreciation

Based on Cost of

Securities and

Undistributed

Undistributed

Accumulated

Other Investments

Net Investment

Long-Term

Loss

for Federal Income

Income

Gain

Carryforward1,2,3,4,5,6

Tax Purposes

$20,348,326

$—

$232,652,115

$981,870,654

1. As of November 30, 2007, the Fund had $231,475,609 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of November 30, 2007, details of the capital loss carryforwards were as follows:

OPPENHEIMER INTERNATIONAL GROWTH FUND

OPPENHEIMER INTERNATIONAL GROWTH FUND

Expiring

2010

$

55,861,629

2011

175,613,980

Total

$231,475,609

2. As of November 30, 2007, the Fund had $121,229 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2016.

3. The Fund had $72,094 of post-October foreign currency losses which were deferred.

4. The Fund had $983,183 of post-October passive foreign investment company losses which were deferred.

5. During the fiscal year ended November 30, 2007, the Fund utilized $52,005,284 of capital loss carryforward to offset capital gains realized in that fiscal year.

6. During the fiscal year ended November 30, 2006, the Fund utilized $16,226,751 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate character-

ization for federal income tax purposes. Also, due to timing of dividends and distributions,

the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for November 30, 2007. Net assets of the Fund were unaf-

fected by the reclassifications.

Reduction to

Increase to

Accumulated

Accumulated Net

Reduction to

Net Investment

Realized Loss

Paid-in Capital

Loss

on Investments

$1,114,203

$2,986,226

$1,872,023

The tax character of distributions paid during the years ended November 30, 2007 and

November 30, 2006 was as follows:

Year Ended

Year Ended

November 30, 2007

November 30, 2006

Distributions paid from:

Ordinary income

$13,803,635

$6,153,028

The aggregate cost of securities and other investments and the composition of unreal-

ized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applica-

ble, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities

$

1,843,302,394

Federal tax cost of other investments

5,497,059

Total federal tax cost

$1,848,799,453

Gross unrealized appreciation

$

1,043,597,053

Gross unrealized depreciation

(61,726,399)

Net unrealized appreciation

$

981,870,654

OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES  TO  FINANCIAL STATEMENTS

Continued

1. Significant Accounting Policies Continued

Trustees' Compensation. The Fund has adopted an unfunded retirement plan (the

“Plan”) for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing

Plan Participants as of the Freeze Date will continue to receive accrued benefits under the

Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended November

30, 2007, the Fund's projected benefit obligations were increased by $70,596 and pay-

ments of $49,668 were made to retired trustees, resulting in an accumulated liability of

$170,734 as of November 30, 2007.

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a compo-

nent of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders,

which are determined in accordance with income tax regulations, are recorded on the ex-

dividend date. Income and capital gain distributions, if any, are declared and paid annually.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-

dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated share-

holder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the

Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the

Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

42

OPPENHEIMER INTERNATIONAL GROWTH FUND

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the

Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabili-

ties at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial inter-

est of each class. Transactions in shares of beneficial interest were as follows:

Year Ended November 30, 2007

Year Ended November 30, 2006

Shares

Amount

Shares

Amount

Class A

Sold

18,668,950

$

564,370,473

14,608,631

$

347,230,645

Dividends and/or

distributions reinvested

271,051

7,467,460

231,096

4,968,552

Redeemed

(16,651,667)

(513,173,307)1

(11,611,816)

(271,016,662)2

Net increase

2,288,334

$

58,664,626

3,227,911

$

81,182,535

Class B

Sold

1,603,601

$

46,416,051

1,567,352

$

35,450,476

Dividends and/or

distributions reinvested

—

—

—

—

Redeemed

(2,741,557)

(78,470,011)1

(3,194,519)

(71,993,411)2

Net decrease

(1,137,956)

$ (32,053,960)

(1,627,167)

$(36,542,935)

Class C

Sold

2,891,846

$

83,343,257

2,201,244

$

49,847,330

Dividends and/or

distributions reinvested

12,358

325,622

3,708

76,379

Redeemed

(1,901,366)

(54,504,838)1

(1,685,022)

(38,096,292)2

Net increase

1,002,838

$

29,164,041

519,930

$

11,827,417

43

OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES  TO  FINANCIAL STATEMENTS

Continued

2. Shares of Beneficial Interest Continued

Year Ended November 30, 2007

Year Ended November 30, 2006

Shares

Amount

Shares

Amount

Class N

Sold

1,186,038

$

35,359,161

957,911

$

22,435,159

Dividends and/or

distributions reinvested

9,350

254,237

8,011

170,075

Redeemed

(825,995)

(24,537,123)1

(715,044)

(16,562,666)2

Net increase

369,393

$

11,076,275

250,878

$

6,042,568

Class Y

Sold

18,336,046

$

571,056,238

12,839,289

$

306,975,962

Dividends and/or

distributions reinvested

153,526

4,342,445

5,850

125,371

Redeemed

(590,580)

(17,839,880)1

(3,784,278)

(88,814,422)2

Net increase

17,898,992

$557,558,803

9,060,861

$218,286,911

1. Net of redemption fees of $13,264, $1,645, $2,570, $652 and $4,699 for Class A, Class B, Class C, Class N and Class Y, respectively.

2. Net of redemption fees of $7,906, $1,416, $1,611, $381 and $1,219 for Class A, Class B, Class C, Class N and Class Y, respectively.

3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-

term obligations and investments in IMMF, for the year ended November 30, 2007, were as follows:

Purchases

Sales

Investment securities

$706,780,378

$188,031,058

4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

Fee Schedule Effective Sept. 1, 2007

Fee Schedule from Dec. 1, 2006 to Aug. 31, 2007

Up to $250 million

0.80%

Up to $250 million

0.80%

Next $250 million

0.77

Next $250 million

0.77

Next $500 million

0.75

Next $500 million

0.75

Next $1 billion

0.69

Next $1 billion

0.69

Next $3 billion

0.67

Over $2 billion

0.67

Over $5 billion

0.65

Transfer Agent Fees.

OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended November 30, 2007, the Fund paid $3,703,966 to OFS for services to the Fund.

Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees.

OFS may voluntarily waive the minimum fees.

OPPENHEIMER INTERNATIONAL GROWTH FUND

OPPENHEIMER INTERNATIONAL GROWTH FUND

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement

with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares.

It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to

Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has

adopted Distribution and Service Plans for Class B, Class C and Class N shares to compen-

sate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Dis-

tributor also receives a service fee of 0.25% per year under each plan. If either the Class B,

Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the

Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termi-

nation. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the plan at

September 30, 2007 for Class B, Class C and Class N shares were $2,130,775, $3,931,861 and

$464,040, respectively. Fees incurred by the Fund under the plans are detailed in the

Statement of Operations.

Sales Charges. Front-end sales charges and contingent deferred sales charges (CDSC)

do not represent expenses of the Fund. They are deducted from the proceeds of sales of

Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the

CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Class A

Class B

Class C

Class N

Class A

Contingent

Contingent

Contingent

Contingent

Front-End

Deferred

Deferred

Deferred

Deferred

Sales Charges

Sales Charges

Sales Charges

Sales Charges

Sales Charges

Retained by

Retained by

Retained by

Retained by

Retained by

Year Ended

Distributor

Distributor

Distributor

Distributor

Distributor

November 30, 2007

$664,007

$8,005

$208,358

$15,664

$4,843

OPPENHEIMER INTERNATIONAL GROWTH FUND

OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES  TO  FINANCIAL STATEMENTS

Continued

4. Fees and Other Transactions with Affiliates Continued

Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the year ended November 30, 2007, the Manager waived $89,368 for IMMF management fees.

5. Foreign Currency Contracts

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the poten-

tial inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are deter-

mined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and

Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of November 30, 2007, the Fund had outstanding foreign currency contracts as follows:

Contract

Valuation as of

Expiration

Amount

November 30,

Unrealized

Unrealized

Contract Description

Dates

(000s)

2007

Appreciation

Depreciation

Contracts to Purchase

Australian Dollar (AUD)

12/4/07

2,858AUD

$2,523,852

$ 7,806

$

—

British Pound Sterling (GBP)

12/3/07

1,446GBP

2,973,206

—

21,385

Total unrealized appreciation

and depreciation

$7,806

$21,385

6. Illiquid or Restricted Securities

As of November 30, 2007, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale,

and are valued under methods approved by the Board of Trustees as reflecting fair value.

A security may also be considered illiquid if it lacks a readily available market or if its val-

uation has not changed for a certain period of time. The Fund will not invest more than

OPPENHEIMER INTERNATIONAL GROWTH FUND

OPPENHEIMER INTERNATIONAL GROWTH FUND

10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments.

Information concerning restricted securities is as follows:

Valuation as of

Unrealized

Acquisition

November 30,

Appreciation

Security

Dates

Cost

2007

(Depreciation)

Art Advanced Research

Technologies, Inc.

6/19/01

$

7,500,000

$

285,183

$

(7,214,817)

Ceres Group, Inc., Cv., Series C-1

2/6/01-3/21/06

258,188

419,556

161,368

Ceres Group, Inc., Cv., Series C

1/6/99

2,400,000

3,900,000

1,500,000

Ceres Group, Inc., Cv., Series D

3/15/01-3/9/06

2,758,800

2,988,700

229,900

Marshall Edwards, Inc.

5/6/02-11/20/03

6,869,052

4,739,646

(2,129,406)

Oxagen Ltd.

12/20/00

2,210,700

19,283

(2,191,417)

$21,996,740

$12,352,368

$(9,644,372)

7. Securities Lending

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional col-

lateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of November 30,

2007, the Fund had on loan securities valued at $14,490,081 which are included in the

Statement of Assets and Liabilities as “Investments, at value” and, when applicable, as

“Receivable for Investments sold.” Collateral of $15,303,545 was received for the loans, all of which was received in cash and subsequently invested in approved investments.

8. Recent Accounting Pronouncement

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation

No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accor-

dance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 requires the

OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES  TO  FINANCIAL STATEMENTS

Continued

8. Recent Accounting Pronouncement Continued

evaluation of tax positions taken in the course of preparing the Fund’s tax returns to deter-

mine whether it is “more-likely-than-not” that tax positions taken in the Fund’s tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management’s judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of November 30, 2007, the Manager has

evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund’s financial statements. The Manager will continue to monitor the Fund's tax posi-

tions prospectively for potential future impacts.

In September 2006, the FASB issued Statement of Financial Accounting Standards

(“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclo-

sures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; how-

ever, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

OPPENHEIMER INTERNATIONAL GROWTH FUND

OPPENHEIMER INTERNATIONAL GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Oppenheimer International Growth Fund:

We have audited the accompanying statement of assets and liabilities of Oppenheimer

International Growth Fund, including the statement of investments, as of November 30,

2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These finan-

cial statements and financial highlights are the responsibility of the Fund’s management.

Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company

Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining,

on a test basis, evidence supporting the amounts and disclosures in the financial state-

ments. Our procedures included confirmation of securities owned as of November 30,

2007, by correspondence with the custodian and brokers or by other appropriate audit-

ing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management,

as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above pre-

sent fairly, in all material respects, the financial position of Oppenheimer International

Growth Fund as of November 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

January 16, 2008

OPPENHEIMER INTERNATIONAL GROWTH FUND

OPPENHEIMER INTERNATIONAL GROWTH FUND

FEDERAL INCOME TAX INFORMATION

Unaudited

In early 2008, if applicable, shareholders of record will receive information regarding all divi-

dends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal

Revenue Service.

None of the dividends paid by the Fund during the fiscal year ended November 30,

2007 are eligible for the corporate dividend-received deduction.

A portion, if any, of the dividends paid by the Fund during the fiscal year ended November

30, 2007 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipu-

lated by recent tax legislation. $37,476,929 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2008, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individ-

ual income tax rates.

Recent tax legislation allows a regulated investment company to designate distribu-

tions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended November 30, 2007,

$42,042 or 0.30% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.

The Fund has elected the application of Section 853 of the Internal Revenue Code to permit shareholders to take a federal income tax credit or deduction, at their option, on a per share basis for an aggregate amount of $825,057 of foreign income taxes paid by the

Fund during the fiscal year ended November 30, 2007. A separate notice will be mailed to each shareholder, which will reflect the proportionate share of such foreign taxes which must be treated by shareholders as gross income for federal income tax purposes.

Gross income of $18,636,381 was derived from sources within foreign countries or possessions of the United States.

The foregoing information is presented to assist shareholders in reporting distribu-

tions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

OPPENHEIMER INTERNATIONAL GROWTH FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;

UPDATES TO STATEMENTS OF INVESTMENTS

Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the

Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A descrip-

tion of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at

1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the opera-

tion of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

OPPENHEIMER INTERNATIONAL GROWTH FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Unaudited

Each year, the Board of Trustees (the “Board”), including a majority of the independent

Trustees, is required to determine whether to renew the Fund’s investment advisory agree-

ment (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an inde-

pendent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives infor-

mation throughout the year regarding Fund services, fees, expenses and performance.

The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the

Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates, (v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi)

other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

Nature and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the

Fund with the services of the portfolio manager and the Manager's investment team,

who provide research, analysis and other advisory services in regard to the Fund’s invest-

ments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all adminis-

trative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the

Fund’s operations; preparing and filing reports required by the Securities and Exchange

Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the regis-

tration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.

Quality of Services. The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an

OPPENHEIMER INTERNATIONAL GROWTH FUND

investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s administrative,

accounting, legal and compliance services, and information the Board has received regard-

ing the experience and professional qualifications of the Manager’s personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management ser-

vices provided, the Board considered the experience of George R. Evans, the portfolio manager for the Fund, and the Manager's Global investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the

Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connec-

tion with the renewal of the Fund’s service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager’s experience, reputation, personnel, operations, and resources.

Investment Performance of the Manager and the Fund. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each regular quarterly Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant,

comparing the Fund’s historical performance to relevant market indices and to the perfor-

mance of other retail front-end load and no-load international multi-cap growth funds advised by the Manager and by other investment advisers. The Board noted that the Fund’s one-year, three-year, five-year and ten-year performance were better than the median of its peer group of international multi-cap growth funds regardless of asset size, but that its three-

and five-year performance was less than that of a comparative group of international multi-

and large-cap load funds of similar size to the Fund.

Management Fees and Expenses. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also considered the com-

parability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other international multi-

cap growth and international large-cap growth funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund’s contractual and actual man-

agement fees and total expenses are lower than its peer group median.

Economies of Scale. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund’s shareholders and the current level of Fund assets in

OPPENHEIMER INTERNATIONAL GROWTH FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Unaudited / Continued

relation to the Fund’s breakpoint schedule for its management fees. The Board also noted

the Fund’s breakpoints, which are intended to share economies of scale that may exist as the

Fund grows with its shareholders. Based on this evaluation, the Board requested and the

Manager agreed to a revised breakpoint schedule. Effective September 1, 2007, the Fund pays the Manager at the following annual rates that declines as the Fund assets grow: 0.80% of the first $250 million of average annual net assets, 0.77% of the next $250 million of average annual net assets, 0.75% of the next $500 million of average annual net assets, 0.69% of the next $1.0 billion of average annual net assets, 0.67% of the next $3.0 billion of average annual net assets and 0.65% of average annual net assets in excess of $5.0 billion.

Benefits to the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the per-

sonnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the

Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the

Manager’s affiliates for services provided and research provided to the Manager in connec-

tion with permissible brokerage arrangements (soft dollar arrangements).

Conclusions. These factors were also considered by the independent Trustees meet-

ing separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the

Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund’s shareholders and that the amount and structure of the compensation received by the Manager and its affiliates, and the revised management fee structure adopted by the Board and the Manager, are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.

OPPENHEIMER INTERNATIONAL GROWTH FUND

TRUSTEES AND OFFICERS

Unaudited

Name, Position(s) Held with the

Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships

Fund, Length of Service, Age

Held; Number of Portfolios in the Fund Complex Currently Overseen

INDEPENDENT

The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial,

TRUSTEES

Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Brian F. Wruble,

General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995);

Chairman of the Board of

Director of Special Value Opportunities Fund, LLC (registered investment company)

Trustees (since 2007) and

(since September 2004); Member of Zurich Financial Services Investment Advisory

Trustee (since 2005)

Board (insurance) (since October 2004); Chairman (since August 2007) and Trustee

Age: 64

(since August 1991) of the Board of Governing Trustees of The Jackson Laboratory

(non-profit); Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Special Limited Partner of Odyssey Investment Partners,

LLC (private equity investment) (January 1999-September 2004); Trustee of Research

Foundation of AIMR (2000-2002) (investment research, non-profit); Governor,

Jerome Levy Economics Institute of Bard College (August 1990-September 2001)

(economics research); Director of Ray & Berendtson, Inc. (May 2000-April 2002)

(executive search firm). Oversees 63 portfolios in the OppenheimerFunds complex.

David K. Downes,

President, Chief Executive Officer and Board Member of CRAFund Advisors, Inc.

Trustee (since 2007)

(investment management company) (since January 2004); President of The

Age: 68

Community Reinvestment Act Qualified Investment Fund (investment manage-

ment company) (since January 2004); Independent Chairman of the Board of

Trustees of Quaker Investment Trust (registered investment company) (since

January 2004); Director of Internet Capital Group (information technology com-

pany) (since October 2003); Chief Operating Officer and Chief Financial Officer

of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National

Corporation, a publicly traded company) and Delaware Investments U.S., Inc.

(investment management subsidiary of Lincoln National Corporation) (1993-

2003); President, Chief Executive Officer and Trustee of Delaware Investment

Family of Funds (1993-2003); President and Board Member of Lincoln National

Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC

(1993-2003); Chairman and Chief Executive Officer of Retirement Financial

Services, Inc. (registered transfer agent and investment adviser and subsidiary of

Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive

Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative

Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital

Management Corporation (investment subsidiary of Equitable Life Assurance

Society) (1985-1992); Corporate Controller of Merrill Lynch & Company (finan-

cial services holding company) (1977-1985); held the following positions at the

Colonial Penn Group, Inc. (insurance company): Corporate Budget Director

(1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes

(1969-1972); held the following positions at Price Waterhouse & Company

(financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and

Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees

63 portfolios in the OppenheimerFunds complex.

Matthew P. Fink,

Trustee of the Committee for Economic Development (policy research founda-

Trustee (since 2005)

tion) (since 2005); Director of ICI Education Foundation (education foundation)

Age: 67

(October 1991-August 2006); President of the Investment Company Institute

(trade association) (October 1991-June 2004); Director of ICI Mutual Insurance

Company (insurance company) (October 1991-June 2004). Oversees 53 portfo-

lios in the OppenheimerFunds complex.

OPPENHEIMER INTERNATIONAL GROWTH FUND

TRUSTEES AND OFFICERS

Unaudited / Continued

Robert G. Galli,

A director or trustee of other Oppenheimer funds. Oversees 63 portfolios in the

Trustee (since 1996)

OppenheimerFunds complex.

Age: 74

Phillip A. Griffiths,

Distinguished Presidential Fellow for International Affairs (since 2002) and Member

Trustee (since 1999)

(since 1979) of the National Academy of Sciences; Council on Foreign Relations

Age: 69

(since 2002); Director of GSI Lumonics Inc. (precision medical equipment supplier)

(since 2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001);

Chair of Science Initiative Group (since 1999); Member of the American Philo-

sophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign

Associate of Third World Academy of Sciences; Director of the Institute for

Advanced Study (1991-2004); Director of Bankers Trust New York Corporation

(1994-1999); Provost at Duke University (1983-1991). Oversees 53 portfolios in the

OppenheimerFunds complex.

Mary F. Miller,

Trustee of the American Symphony Orchestra (not-for-profit) (since October

Trustee (since 2004)

1998); and Senior Vice President and General Auditor of American Express

Age: 65

Company (financial services company) (July 1998-February 2003). Oversees 53 portfolios in the OppenheimerFunds complex.

Joel W. Motley,

Managing Director of Public Capital Advisors, LLC (privately-held financial advi-

Trustee (since 2002)

sor) (since January 2006); Director of Columbia Equity Financial Corp.

Age: 55

(privately-held financial advisor) (since 2002); Managing Director of Carmona

Motley, Inc. (privately-held financial advisor) (since January 2002); Managing

Director of Carmona Motley Hoffman Inc. (privately-held financial advisor)

(January 1998-December 2001); Member of the Finance and Budget Committee

of the Council on Foreign Relations, Member of the Investment Committee of

the Episcopal Church of America, Member of the Investment Committee and

Board of Human Rights Watch and the Investment Committee of Historic

Hudson Valley. Oversees 53 portfolios in the OppenheimerFunds complex.

Russell S. Reynolds, Jr.,

Chairman of RSR Partners (formerly “The Directorship Search Group, Inc.”) (cor-

Trustee (since 1996)

porate governance consulting and executive recruiting) (since 1993); Life Trustee

Age: 76

of International House (non-profit educational organization); Former Trustee of

The Historical Society of the Town of Greenwich; Former Director of Greenwich

Hospital Association. Oversees 53 portfolios in the OppenheimerFunds complex.

Joseph M. Wikler,

Director of the following medical device companies: Medintec (since 1992) and

Trustee (since 2005)

Cathco (since 1996); Director of Lakes Environmental Association (environmental

Age: 66

protection organization) (since 1996); Member of the Investment Committee of the

Associated Jewish Charities of Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994-December 2001); Director of C-TASC (a privately held bio-

statistics company) (since May 2007). Oversees 53 portfolios in the

OppenheimerFunds complex.

Peter I. Wold,

President of Wold Oil Properties, Inc. (oil and gas exploration and production

Trustee (since 2005)

company) (since 1994); Vice President of American Talc Company, Inc. (talc min-

Age: 60

ing and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch

(cattle ranching) (since 1979); Vice President, Secretary and Treasurer of Wold

Trona Company, Inc. (soda ash processing and production) (1996-2006); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City

(1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 53 portfolios in the OppenheimerFunds complex.

OPPENHEIMER INTERNATIONAL GROWTH FUND

INTERESTED TRUSTEE

The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th

AND OFFICER

Floor, New York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indef-

inite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr.

Murphy is an interested Trustee due to his positions with OppenheimerFunds, Inc.

and its affiliates.

John V. Murphy,

Chairman, Chief Executive Officer and Director of the Manager (since June

Trustee, President and

2001); President of the Manager (September 2000-March 2007); President and

Principal Executive Officer

director or trustee of other Oppenheimer funds; President and Director of

(since 2001)

Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding com-

Age: 58

pany) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds

Distributor, Inc. (subsidiary of the Manager) (November 2001–December 2006);

Chairman and Director of Shareholder Services, Inc. and of Shareholder

Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July

2001); President and Director of OppenheimerFunds Legacy Program (charita-

ble trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional

Asset Management, Inc., Centennial Asset Management Corporation, Trinity

Investment Management Corporation and Tremont Capital Management, Inc.

(since November 2001), HarbourView Asset Management Corporation and OFI

Private Investments, Inc. (since July 2001); President (since November 2001) and

Director (since July 2001) of Oppenheimer Real Asset Management, Inc.;

Executive Vice President of Massachusetts Mutual Life Insurance Company

(OAC’s parent company) (since February 1997); Director of DLB Acquisition

Corporation (holding company parent of Babson Capital Management LLC)

(since June 1995); Chairman (since October 2007) and Member of the

Investment Company Institute’s Board of Governors (since October 2003).

Oversees 102 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF

The addresses of the Officers in the chart below are as follows: for Messrs. Evans,

THE FUND

Zack and Ms. Bloomberg, Two World Financial Center, 225 Liberty Street, New York,

New York 10281-1008, for Messrs. Vandehey, Wixted, Petersen, Szilagyi and Ms. Ives,

6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

George R. Evans,

Senior Vice President (since October 1993) and Director of International Equities

Vice President and Portfolio

(since July 2004) of the Manager. Formerly Vice President of HarbourView Asset

Manager (since 1996)

Management Corporation (July 1994-November 2001). An officer of 2 portfolios

Age: 48

in the OppenheimerFunds complex.

Mark S. Vandehey,

Senior Vice President and Chief Compliance Officer of the Manager (since March

Vice President and Chief

2004); Chief Compliance Officer of the Manager, OppenheimerFunds Distributor,

Compliance Officer

Inc., Centennial Asset Management and Shareholder Services, Inc. (since March

(since 2004)

2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset

Age: 57

Management Corporation and Shareholder Services, Inc. (since June 1983). Former

Vice President and Director of Internal Audit of the Manager (1997-February 2004).

An officer of 102 portfolios in the OppenheimerFunds complex.

Brian W. Wixted,

Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer

Treasurer and Principal

of the following: HarbourView Asset Management Corporation, Shareholder Finan-

Financial & Accounting

cial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management,

Officer (since 1999)

Inc. and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private

Age: 48

Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. (since

May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset

OPPENHEIMER INTERNATIONAL GROWTH FUND

OPPENHEIMER INTERNATIONAL GROWTH FUND

TRUSTEES AND OFFICERS

Unaudited / Continued

Brian W. Wixted,

Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program

Continued

(charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the

Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March

1999), Centennial Asset Management Corporation (March 1999-October 2003) and

OppenheimerFunds Legacy Program (April 2000-June 2003). An officer of 102 port-

folios in the OppenheimerFunds complex.

Brian S. Petersen,

Vice President of the Manager (since February 2007); Assistant Vice President of the

Assistant Treasurer

Manager (August 2002-February 2007); Manager/Financial Product Accounting of

(since 2004)

the Manager (November 1998-July 2002). An officer of 102 portfolios in the

Age: 37

OppenheimerFunds complex.

Brian C. Szilagyi,

Assistant Vice President of the Manager (since July 2004); Director of Financial

Assistant Treasurer

Reporting and Compliance of First Data Corporation (April 2003-July 2004);

(since 2005)

Manager of Compliance of Berger Financial Group LLC (May 2001-March 2003).

Age: 37

An officer of 102 portfolios in the OppenheimerFunds complex.

Robert G. Zack,

Executive Vice President (since January 2004) and General Counsel (since March

Secretary (since 2001)

2002) of the Manager; General Counsel and Director of the Distributor (since

Age: 59

December 2001); General Counsel of Centennial Asset Management Corporation

(since December 2001); Senior Vice President and General Counsel of HarbourView

Asset Management Corporation (since December 2001); Secretary and General

Counsel of OAC (since November 2001); Assistant Secretary (since September

1997) and Director (since November 2001) of OppenheimerFunds International

Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer

Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real

Asset Management, Inc. (since November 2001); Senior Vice President, General

Counsel and Director of Shareholder Financial Services, Inc. and Shareholder

Services, Inc. (since December 2001); Senior Vice President, General Counsel and

Director of OFI Private Investments, Inc. and OFI Trust Company (since November

2001); Vice President of OppenheimerFunds Legacy Program (since June 2003);

Senior Vice President and General Counsel of OFI Institutional Asset Management,

Inc. (since November 2001); Director of OppenheimerFunds International

Distributor Limited (since December 2003); Senior Vice President (May 1985-

December 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

Lisa I. Bloomberg,

Vice President and Associate Counsel of the Manager (since May 2004); First Vice

Assistant Secretary

President (April 2001-April 2004), Associate General Counsel (December 2000-April

(since 2004)

2004). An officer of 102 portfolios in the OppenheimerFunds complex.

Age: 40

Phillip S. Gillespie,

Senior Vice President and Deputy General Counsel of the Manager (since

Assistant Secretary

September 2004); First Vice President (2000-September 2004), Director (2000-

(since 2004)

September 2004) and Vice President (1998-2000) of Merrill Lynch Investment

Age: 43

Management. An officer of 102 portfolios in the OppenheimerFunds complex.

OPPENHEIMER INTERNATIONAL GROWTH FUND

Kathleen T. Ives,

Vice President (since June 1998) and Senior Counsel and Assistant Secretary

Assistant Secretary

(since October 2003) of the Manager; Vice President (since 1999) and Assistant

(since 2001)

Secretary (since October 2003) of the Distributor; Assistant Secretary of Centennial

Age: 42

Asset Management Corporation (since October 2003); Vice President and Assist-

ant Secretary of Shareholder Services, Inc. (since 1999); Assistant Secretary of

OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since

December 2001); Assistant Counsel of the Manager (August 1994-October 2003).

An officer of 102 portfolios in the OppenheimerFunds complex.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers is available without charge upon request, by calling 1.800.525.7048.

OPPENHEIMER INTERNATIONAL GROWTH FUND

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the registrant has determined that David Downes, a member of the Board’s Audit Committee, is an audit committee financial expert and that Mr.

Downes is “independent” for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

The principal accountant for the audit of the registrant’s annual financial statements billed $26,000 in fiscal 2007 and $23,000 in fiscal 2006.

(b)

Audit-Related Fees

The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant’s annual financial statements billed $256,236 in fiscal 2007 and $216,204 in fiscal 2006 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews and professional services relating to FAS

123R.

(c)

Tax Fees

The principal accountant for the audit of the registrant’s annual financial statements billed $2,334 in fiscal 2007 and $543 in fiscal 2006.

The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)

All Other Fees

The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e)

(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-

audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 100%

(f)

Not applicable as less than 50%.

(g)

The principal accountant for the audit of the registrant’s annual financial statements billed $256,779 in fiscal 2007 and $216,747 in fiscal 2006 to the registrant and the registrant’s investment adviser or any entity controlling,

controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of

1934.

(h)

No such services were rendered.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End

Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment

Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of

Directors/Trustees to the Respective Boards

1.    The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority,

upon approval of the Board, to retain an executive search firm to assist in this effort.

The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The

Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.    The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background,

skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.    The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The

Committee shall have the sole discretion to determine the candidates to present to the

Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

•

the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•

a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•

any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•

the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.    Shareholders should note that a person who owns securities issued by Massachusetts

Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life

Insurance Company or its subsidiaries, with registered broker-dealers, or with the

Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.    Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-

3(c)) as of 11/30/2007, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded,

processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)

(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)

Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment

Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Growth Fund

By:     /s/ John V. Murphy

John V. Murphy

Principal Executive Officer

Date: 01/14/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment

Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John V. Murphy

John V. Murphy

Principal Executive Officer

Date: 01/14/2008

By:     /s/ Brian W. Wixted

Brian W. Wixted

Principal Financial Officer

Date: 01/14/2008